ORGANIZATION (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Greens Natural Foods, Inc. [Member] | Hudson Equity Partners LLC [Member]
Product Information [Line Items]
Ownership interest percentage							100.00%
Greens Natural Foods, Inc. [Member] | Red Oak Equity Partners LLC [Member]
Product Information [Line Items]
Ownership interest percentage							100.00%
Kingston and Saugerties New York [Member] | Mother Earth's Storehouse, Inc. [Member]
Product Information [Line Items]
Gain on sale of business	$ 5,300,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage		40.00%	34.00%	42.00%	32.00%	37.00%	31.00%